FAIR VALUE MEASUREMENTS - Assumptions (Details) - Private Placement Warrant	Sep. 30, 2023 yr
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0409
Term to expiration
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.5
Common Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10.03
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0